Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Loans receivable		$ 662,000	$ 653,791
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 396,868	$ 380,704
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | COLORADO
Loans receivable		$ 6,150	$ 0
Percent of Total		1.60%	0.00%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Loans receivable		$ 4,293	$ 4,350
Percent of Total		1.10%	1.10%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Loans receivable		$ 7,955	$ 6,281
Percent of Total		2.00%	1.70%
Commercial Real Estate Portfolio Segment [Member] | MINNESOTA
Loans receivable		$ 264,376	$ 261,598
Percent of Total		66.60%	68.70%
Commercial Real Estate Portfolio Segment [Member] | NORTH CAROLINA
Loans receivable		$ 4,436	$ 4,571
Percent of Total		1.10%	1.20%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 93,999	$ 90,112
Percent of Total		23.70%	23.70%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 15,659	$ 13,792
Percent of Total	[1]	3.90%	3.60%

[1]	Amounts under four million dollars in both years are included in "Other states".